Revenue recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue
Our revenue consists of:

			Three months ended June 30,		Six months ended June 30,
			2021	2020	2021	2020
Revenue Stream	Statement of Operations Classification	Segment	Total Revenue
Revenue from insurance contracts:
Direct Agent title insurance premiums	Net premiums written	Underwriting	$31,281	$19,022	$55,854	$36,253
Direct Agent title insurance premiums	Net premiums written	Elimination	(110)	—	(880)	—
Third-Party Agent title insurance premiums	Net premiums written	Underwriting	78,100	67,312	162,289	106,898
Total revenue from insurance contracts			$109,271	$86,334	$217,263	$143,151
Revenue from contracts with customers:
Escrow fees	Escrow, title-related and other fees	Distribution	$15,755	$9,245	$29,135	$17,875
Other title-related fees and income	Escrow, title-related and other fees	Distribution	30,533	20,138	54,798	39,075
Other title-related fees and income	Escrow, title-related and other fees	Underwriting	389	293	1,798	598
Other title-related fees and income	Escrow, title-related and other fees	Elimination(1)	(26,612)	(16,294)	(47,091)	(30,992)
Total revenue from contracts with customers			$20,065	$13,382	$38,640	$26,556
Other revenue:
Interest and investment income (2)	Investment, dividend and other income	Distribution	37	149	87	272
Interest and investment income (2)	Investment, dividend and other income	Underwriting	540	386	991	853
Realized gains and losses, net	Investment, dividend and other income	Distribution	—	166	(4)	382
Realized gains and losses, net	Investment, dividend and other income	Underwriting	73	6	805	18
Total other revenues			650	707	1,879	1,525
Total revenues			$129,986	$100,423	$257,782	$171,232
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(1)Premiums retained by Direct Agents are recognized as income to the Distribution segment, and expense to the Underwriting segment. Upon consolidation, the impact of these internal segment transactions is eliminated. See Note 6. Segment information for additional breakdown.
(2)Interest and investment income consists primarily of interest payments received on held-to-maturity debt securities, available-for-sale debt securities and mortgage loans.

Our revenue consists of:

			Year ended December 31,
			2020	2019	2018
Revenue Stream	Statement of Operations Classification	Segment	Total Revenue
Revenue from insurance contracts:
Direct Agent title insurance premiums	Net premiums written	Underwriting	81,420	78,666	—
Third-Party Agent title insurance premiums	Net premiums written	Underwriting	264,188	214,041	—
Total revenue from insurance contracts			$345,608	$292,707	$—
Revenue from contracts with customers:
Escrow fees	Escrow, title-related and other fees	Distribution	$41,438	$39,062	$—
Other title-related fees and income	Escrow, title-related and other fees	Distribution	88,152	90,570	36
Other title-related fees and income	Escrow, title-related and other fees	Underwriting	2,099	873	10
Other title-related fees and income	Escrow, title-related and other fees	Elimination(1)	(70,414)	(68,488)	—
Total revenue from contracts with customers			$61,275	$62,017	$46
Other revenue:
Interest and investment income (2)	Investment, dividend and other income	Distribution	$325	$1,026	$117
Interest and investment income (2)	Investment, dividend and other income	Underwriting	2,086	2,411	23
Realized gains and losses, net	Investment, dividend and other income	Distribution	374	(70)	—
Realized gains and losses, net	Investment, dividend and other income	Underwriting	146	(6)	(1)
Total other revenues			$2,931	$3,361	$139
Total revenues			$409,814	$358,085	$185
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(1)Premiums retained by Direct Agents are recognized as income to the Distribution segment, and expense to the Underwriting segment. Upon consolidation, the impact of these internal segment transactions is eliminated. See Note 7. Segment information for additional breakdown.
(2)Interest and investment income consists primarily of interest payments received on held-to-maturity debt securities, available-for-sale debt securities and mortgage loans.